Cash Flow Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Cash Flow, Supplemental [Line Items]
Real estate under operating leases transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans	¥ 50,820	¥ 49,396	¥ 90,398
Real estate under other assets transferred from installment loans and investment in securities as a result of real estate collateral acquired from non-recourse loans	8,741
Assets decreased due to deconsolidation of VIEs	155,918	33,847
Liabilities decreased due to deconsolidation of VIEs	170,869	33,847
Conversion of convertible bond	¥ 49,944	¥ 99,773	¥ 6